Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS
	December 31,
	2014	2013
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$4,954	$2,656
Interest-earning time deposits in other financial institutions	—	2,232
Securities available-for-sale	4,342	4,720
ESOP loan receivable	3,133	3,270
Investment in banking subsidiary	73,376	70,882
Investment in captive subsidiary	1,177	250
Investment in statutory trust	155	155
Accrued interest receivable and other assets	411	1,276
Total assets	$87,548	$85,441
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$5,155	$5,155
Accrued interest payable and other liabilities	5	37
Shareholders’ equity	82,388	80,249
Total liabilities and shareholders’ equity	$87,548	$85,441

Condensed Statements of Income

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Dividends from banking subsidiary	$4,000	$4,000
Interest income	198	199
Interest expense	(195)	(281)
Other expense	(274)	(246)
Income before income tax and undistributed subsidiary income	3,729	3,672
Income tax benefit	(92)	(112)
Equity in undistributed income or net income of subsidiaries	589	229
Net income	4,410	4,013
Other comprehensive income (loss)	2,360	(4,202)
Net income and comprehensive income (loss)	$6,770	$(189)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Cash flows from operating activities:
Net income	$4,410	$4,013
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income or net income of subsidiaries	(589)	(229)
Change in other assets	806	(427)
Change in other liabilities	(6)	—
Net cash provided by operating activities	4,621	3,357
Cash flows from investing activities:
Net change in ESOP loan receivable	137	132
Net change in interest-earning time deposits at other financial institutions	2,232	744
Net change in securities available-for-sale	524	(144)
Net cash provided by investing activities	2,893	732
Cash flows from financing activities:
Stock option exercises	28	84
Repurchase of common stock	(4,321)	(3,186)
Dividends paid on common stock	(923)	(987)
Net cash utilized for financing activities	(5,216)	(4,089)
Net change in cash and cash equivalents	2,298	—
Beginning cash and cash equivalents	2,656	2,656
Ending cash and cash equivalents	$4,954	$2,656